Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Cash flows from operating activities:
Net income	$ 49,463	$ 42,813
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation expense	21,580	18,866
Bad debt expense, net	1,718	136
Unrealized gains on interest rate swaps and caps, net	(1,048)	(2,211)
Amortization of debt issuance costs	2,418	1,750
Amortization of intangible assets	1,306	1,758
Amortization of acquired net below-market leases	(33)	(151)
Amortization of deferred revenue	(2,404)	(1,687)
Amortization of unearned income on direct financing and sales-type leases	(2,861)	(1,920)
Gains on sale of containers, net	(11,289)	(6,394)
Share-based compensation expense	2,510	1,842
Changes in operating assets and liabilities	(8,453)	(10,862)
Total adjustments	3,444	1,127
Net cash provided by operating activities	52,907	43,940
Cash flows from investing activities:
Purchase of containers and fixed assets	(105,496)	(129,919)
Proceeds from sale of containers and fixed assets	23,229	14,706
Receipt of principal payments on direct financing and sales-type leases	8,808	7,035
Net cash used in investing activities	(73,459)	(108,178)
Cash flows from financing activities:
Proceeds from revolving credit facilities	69,630	55,000
Principal payments on revolving credit facilities	(392)	(40,000)
Proceeds from secured debt facility	12,000	142,500
Principal payments on secured debt facility		(31,000)
Principal payments on bonds payable	(22,875)	(12,875)
Increase in restricted cash	(25,111)	(9,438)
Debt issuance costs	(552)	(1,058)
Issuance of common shares upon exercise of share options	3,344	4,849
Excess tax benefit from share-based compensation awards	2,837	3,182
Capital contributions from noncontrolling interest	1,492
Dividends paid	(18,288)	(14,115)
Net cash provided by financing activities	22,085	97,045
Effect of exchange rate changes	77	82
Net increase in cash and cash equivalents	1,610	32,889
Cash and cash equivalents, beginning of the year	74,816	57,081
Cash and cash equivalents, end of period	76,426	89,970
Cash paid during the period for:
Interest and realized losses on interest rate swaps and caps, net	14,817	8,301
Net income taxes paid (refunded)	54	(29)
Supplemental disclosures of noncash investing activities:
Increase in accrued container purchases	50,819	30,258
Containers placed in direct financing and sales-type leases	$ 20,885	$ 11,308